SEI INSTITUTIONAL INVESTMENTS TRUST

Dynamic Asset Allocation Fund

Supplement dated November 29, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Dynamic Asset Allocation Fund.

Change in Portfolio Management for the Dynamic Asset Allocation Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Dynamic Asset Allocation Fund, the text with respect to Goldman Sachs Asset Management, L.P. is hereby deleted and replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Goldman Sachs Asset Management, L.P.	Katinka Domotorffy, CFA	Since 2010	Managing Director, Chief Investment Officer of Quantitative Investment Strategies

	William Fallon, ASA, Ph.D.	Since 2010	Managing Director, Chief Investment Officer of Macro Alpha Strategies

	Ron Hua, CFA	Since 2011	Managing Director, Chief Investment Officer of Equity Alpha Strategies

	Steve Jeneste, CFA	Since 2011	Managing Director

	Sudarshan Gururaj, Ph.D.	Since 2011	Vice President

In addition, under the heading "Dynamic Asset Allocation Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the paragraph with respect to Goldman Sachs Asset Management, L.P. is hereby deleted and replaced with the following:

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), located at 200 West St., New York, New York 10282, serves as a Sub-Adviser to the Dynamic Asset Allocation Fund. The Quantitative Investment Strategies (QIS) group has over 100 professionals dedicated to portfolio management, research, client portfolio management and trading, with an additional 30+ dedicated information technology personnel. The five members of the QIS team with the most significant responsibility for the day-to-day management of the portion of the Dynamic Asset Allocation Fund allocated to GSAM are: Katinka Domotorffy, CFA, Ron Hua, CFA, William Fallon, ASA, Ph.D., Steve Jeneste, CFA and Sudarshan Gururaj, Ph.D. Ms. Domotorffy, Managing Director, Chief Investment Officer (CIO) and head of GSAM's QIS group, joined GSAM in 1998 as an analyst. She became a managing director of GSAM in 2005, a partner in 2006 and assumed her current role in 2009. Ms. Domotorffy has announced her intention to retire from GSAM at the end of 2011. Effective immediately, Ms. Domotorffy's responsibilities as CIO of Equity Alpha Strategies will be shared by Ron Hua. Mr. Hua is the Chief Investment Officer of Equity Alpha Strategies for GSAM's Quantitative Investment Strategies team. Mr. Hua joined GSAM as a partner in 2011 and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining the firm, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management (2004-2011). In that capacity, Mr. Hua was responsible for all equity strategies, was the architect of PanAgora's Dynamic Equity Contextual Modeling Approach and served as a member of PanAgora's Management and Investment Committees. Dr. Fallon is a Managing Director, the Chief Investment Officer of GSAM's QIS Macro Alpha Strategies group and the head of research for GSAM's QIS group. Dr. Fallon joined GSAM in 1998 as an associate and assumed his current role in 2009. Mr. Jeneste is a Managing Director and leads the QIS multi strategy portfolio management. He joined GSAM in 1998. Dr. Gururaj is a Vice President who originally joined GSAM in 2002 as an analyst. He left GSAM and worked at Morgan Stanley and Neuberger Berman as a portfolio manager and rejoined GSAM in 2011 in his current role.

There are no other changes in the portfolio management of the Dynamic Asset Allocation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-754 (11/11)

SEI INSTITUTIONAL INVESTMENTS TRUST

Multi-Asset Real Return Fund

Supplement dated November 29, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the actual total annual fund operating expenses for the most recent fiscal year of the Multi-Asset Real Return Fund.

Change in Actual Total Annual Fund Operating Expenses for the Multi-Asset Real Return Fund

In the chart under the sub-section entitled "Information About Fee Waivers," under the section entitled "Investment Adviser and Sub-Advisers," all references to the Multi-Asset Real Return Fund are hereby deleted. In the same chart, the following text is hereby added in the appropriate order thereof:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses, and Reverse Repurchase Expenses and after commission recapture, if applicable)*
Multi-Asset Real Return Fund	0.92%	0.62%	0.40%	0.40%

There are no other changes to the actual total annual fund operating expenses of the Multi-Asset Real Return Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-755 (11/11)

SEI INSTITUTIONAL INVESTMENTS TRUST

Dynamic Asset Allocation Fund

Supplement dated November 29, 2011
to the Statement of Additional Information ("SAI") dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Dynamic Asset Allocation Fund.

Change in Portfolio Management for the Dynamic Asset Allocation Fund

Under the heading "GSAM," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text with respect to "Other Accounts" is hereby deleted and replaced with the following:

Other Accounts. As of September 30, 2011, GSAM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in billions)	Number of Accounts		Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Katinka Domotorffy, CFA	36		$10.4	62		$7.1	1143		$28.5
	13	*	$2.7	9	*	$1.6	27	*	$6.8
Ron Hua, CFA	36		$10.4	62		$7.1	1143		$28.5
	13	*	$2.7	9	*	$1.6	27	*	$6.8
William Fallon, ASA, Ph.D.	36		$10.4	62		$7.1	1143		$28.5
	13	*	$2.7	9	*	$1.6	27	*	$6.8
Steve Jeneste, CFA	36		$10.4	62		$7.1	1143		$28.5
	13	*	$2.7	9	*	$1.6	27	*	$6.8
Sudarshan Gururaj, Ph.D.	36		$10.4	62		$7.1	1143		$28.5
	13	*	$2.7	9	*	$1.6	27	*	$6.8

*  These accounts are subject to a performance-based advisory fee.

There are no other changes in the portfolio management of the Dynamic Asset Allocation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-756 (11/11)